Cover	Aug. 20, 2025	Aug. 14, 2025
Entity Addresses [Line Items]
Document Type		8-K
Document Period End Date	Aug. 20, 2025
Registrant Name		Starz Entertainment Corp.
Entity Incorporation, State or Country Code		A1
Entity File Number		1-14880
Entity Address, Address Line One		250 Howe Street, 20th Floor
Entity Address, City or Town		Vancouver
Entity Address, State or Province		BC
Entity Address, Postal Zip Code		V6C 3R8
City Area Code		604)
Local Phone Number		648-6559
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Shares, no par value per share
Trading Symbol		STRZ
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Central Index Key		0000929351
Other Address
Entity Addresses [Line Items]
Entity Address, Address Line One		1647 Stewart Street
Entity Address, City or Town		Santa Monica
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90404